Share-based payments - Equity-settled programs (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-based payments
Total	€ 1,701	€ 2,858	€ 6,273	€ 6,455
LTIP Stock Options
Share-based payments
Total	391	1,352	2,728	4,430
RSU Supervisory Board
Share-based payments
Total	206	188	497	275
New VSOP
Share-based payments
Total	(26)	(14)	19	(96)
Prior VSOP
Share-based payments
Total	20	82	(1)	99
LTIP RSUs
Share-based payments
Total	€ 1,110	€ 1,249	€ 3,030	€ 1,746